PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	As of December 31,
	2024	2025
	RMB	RMB
VAT-input deductible	837,896	536,022
Income tax refundable	15,463	15,463
Amount due from Beijing Shouyiren (i)	1,696,285	1,696,285
Amount due from Beijing Kamo (ii)	2,800,000	2,800,000
Amount due from Beijing Huimei (iii)	9,824,724	10,859,923
Advances to employees (iv)	4,580,000	5,045,078
Prepaid marketing fee	1,783,457	836,368
Advances to suppliers	3,666,957	2,821,444
Allowance of credit loss	—	(1,696,285)
Other current assets	2,198,052	2,918,161
Total prepaid expenses and other current assets	27,402,834	25,832,458
(i)	Amount due from Beijing Shouyiren Network Technology Co., Ltd. is expected to be irrecoverable, and a full provision for impairment has been made in 2025.
(ii)	Amount due from Beijing Kamo Intelligent Health Management Co., Ltd. is mortgaged the real estate ownership certificate (No. X Jing Fang Quan Zheng Chao Zi No.1362801) to Beijing Global Art Alliance International Education Consulting Co., Ltd. in May, 2024, with a maximum claim amount of RMB 2,800,000.
(iii)	Amount due from Beijing Huimei Life Health Technology Co., Ltd. and its subsidiary is expected to collect between October, 2026, with nil interest rate.
(iv)	Advances to employees represent cash advances provided to employees for project-related purposes, which are expected to be settled upon completion of the relevant projects, with nil interest rate.